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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2214
Columbia Funds Trust I
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/05

Date of reporting period:	1/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Tax-Managed Growth Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 7.6%
Internet & Catalog Retail – 1.0%
	eBay, Inc. (a)	32,000	2,608,000
	Internet & Catalog Retail Total		2,608,000
Media – 2.2%
	Univision Communications, Inc., Class A (a)	221,000	6,035,510
		Media Total	6,035,510
Multiline Retail – 2.2%
	Kohl’s Corp. (a)	129,000	6,064,290
	Multiline Retail Total		6,064,290
Specialty Retail – 2.2%
	Lowe’s Companies, Inc.	102,000	5,812,980
	Specialty Retail Total		5,812,980
	CONSUMER DISCRETIONARY TOTAL		20,520,780
CONSUMER STAPLES – 9.2%
Food & Staples Retailing – 5.9%
	Walgreen Co.	160,000	6,817,600
	Wal-Mart Stores, Inc.	173,800	9,107,120
	Food & Staples Retailing Total		15,924,720
Household Products – 3.3%
	Colgate-Palmolive Co.	62,500	3,283,750
	Procter & Gamble Co.	103,000	5,482,690
	Household Products Total		8,766,440
	CONSUMER STAPLES TOTAL		24,691,160
ENERGY – 8.4%
Energy Equipment & Services – 2.9%
	Nabors Industries Ltd. (a)	83,000	4,183,200
	Schlumberger Ltd.	54,000	3,674,160
	Energy Equipment & Services Total		7,857,360
Oil & Gas – 5.5%
	Apache Corp.	115,000	6,258,300
	Exxon Mobil Corp.	164,000	8,462,400
		Oil & Gas Total	14,720,700
		ENERGY TOTAL	22,578,060
FINANCIALS – 17.2%
Capital Markets – 4.7%
	Lehman Brothers Holdings, Inc.	69,600	6,346,824
	Merrill Lynch & Co., Inc.	107,100	6,433,497
	Capital Markets Total		12,780,321

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.2%
	Bank of America Corp. (b)	188,600	8,745,382
	Commercial Banks Total		8,745,382
Diversified Financial Services – 1.5%
	Citigroup, Inc.	82,155	4,029,703
	Diversified Financial Services Total		4,029,703
Insurance – 6.6%
	American International Group, Inc.	107,854	7,149,641
	Chubb Corp.	61,000	4,543,280
	RenaissanceRe Holdings Ltd.	119,080	5,979,007
		Insurance Total	17,671,928
Thrifts & Mortgage Finance – 1.2%
	Fannie Mae	48,000	3,099,840
	Thrifts & Mortgage Finance Total		3,099,840
	FINANCIALS TOTAL		46,327,174
HEALTH CARE – 18.7%
Biotechnology – 2.2%
	Amgen, Inc. (a)	93,800	5,838,112
	Biotechnology Total		5,838,112
Health Care Equipment & Supplies – 7.8%
	Kinetic Concepts, Inc. (a)	86,000	5,590,000
	Medtronic, Inc.	87,500	4,592,875
	St. Jude Medical, Inc. (a)	132,100	5,188,888
	Zimmer Holdings, Inc. (a)	70,000	5,519,500
	Health Care Equipment & Supplies Total		20,891,263
Health Care Providers & Services – 4.7%
	Caremark Rx, Inc. (a)	180,000	7,038,000
	Express Scripts, Inc. (a)	77,500	5,749,725
	Health Care Providers & Services Total		12,787,725
Pharmaceuticals – 4.0%
	Schering-Plough Corp.	300,000	5,568,000
	Teva Pharmaceutical Industries Ltd., ADR	185,000	5,315,050
	Pharmaceuticals Total		10,883,050
	HEALTH CARE TOTAL		50,400,150
INDUSTRIALS – 13.3%
Aerospace & Defense – 1.3%
	Goodrich Corp.	99,500	3,412,850
	Aerospace & Defense Total		3,412,850

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.2%
	Waste Management, Inc.	116,000	3,364,000
	Commercial Services & Supplies Total		3,364,000
Electrical Equipment – 2.2%
	Emerson Electric Co.	88,100	5,923,844
	Electrical Equipment Total		5,923,844
Industrial Conglomerates – 4.8%
	General Electric Co.	357,500	12,916,475
	Industrial Conglomerates Total		12,916,475
Machinery – 3.8%
	Eaton Corp.	82,500	5,609,175
	Illinois Tool Works, Inc.	54,100	4,705,618
		Machinery Total	10,314,793
	INDUSTRIALS TOTAL		35,931,962
INFORMATION TECHNOLOGY – 22.9%
Communications Equipment – 1.8%
	Cisco Systems, Inc. (a)	264,000	4,762,560
	Communications Equipment Total		4,762,560
Computers & Peripherals – 9.1%
	Apple Computer, Inc. (a)	67,000	5,152,300
	Dell, Inc. (a)	117,000	4,885,920
	EMC Corp. (a)	400,000	5,240,000
	Lexmark International, Inc., Class A (a)	79,000	6,584,650
	Network Appliance, Inc. (a)	88,000	2,801,920
	Computers & Peripherals Total		24,664,790
IT Services – 2.2%
	Affiliated Computer Services, Inc., Class A (a)	107,300	5,814,587
	IT Services Total		5,814,587
Semiconductors & Semiconductor Equipment – 3.5%
	Intel Corp.	179,000	4,018,550
	Maxim Integrated Products, Inc.	69,000	2,691,690
	Microchip Technology, Inc.	105,000	2,735,250
	Semiconductors & Semiconductor Equipment Total		9,445,490
Software – 6.3%
	Electronic Arts, Inc. (a)	85,000	5,468,900
	Microsoft Corp.	296,700	7,797,276

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	165,000	3,852,750
		Software Total	17,118,926
	INFORMATION TECHNOLOGY TOTAL		61,806,353
MATERIALS – 1.7%
Chemicals – 1.7%
	Ecolab, Inc.	137,000	4,610,050
		Chemicals Total	4,610,050
	MATERIALS TOTAL		4,610,050

	Total Common Stocks (cost of $214,444,796)		266,865,689

		Par ($)
Short-Term Obligation – 1.3%

	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/05, due 02/01/05 at 2.360%, collateralized by a U.S. Treasury Bond maturing 08/15/13, market value of $3,554,425 (repurchase proceeds $3,484,228)	3,484,000	3,484,000

	Total Short-Term Obligation (cost of $3,484,000)		3,484,000

	Total Investments – 100.3% (cost of $217,928,796)(c)(d)		270,349,689

	Other Assets & Liabilities, Net – (0.3)%		(711,271)

	Net Assets – 100.0%		269,638,418

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

4

(b)	Investments in affiliates as of January 31, 2005:
Security name: Bank of America Corp.
	Shares as of 10/31/04:	188,600
	Shares purchased:	—
	Shares sold:	—
	Shares acquired through a 2 for 1 stock split:	—
	Shares as of 01/31/05:	188,600
	Net realized gain:	$—
	Dividend income earned:	$—
	Value at end of period:	$8,745,382

(c)	Cost for federal income tax purposes is $217,928,796.

(d)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$57,514,293	$(5,093,400)	$52,420,893

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Tax-Managed Growth Fund II

		Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 7.9%
Internet & Catalog Retail – 0.9%
	eBay, Inc. (a)	4,400	358,600
	Internet & Catalog Retail Total		358,600
Media – 2.4%
	Univision Communications, Inc., Class A (a)	34,130	932,090
		Media Total	932,090
Multiline Retail – 2.3%
	Kohl’s Corp. (a)	18,700	879,087
	Multiline Retail Total		879,087
Specialty Retail – 2.3%
	Lowe’s Companies, Inc.	15,200	866,248
	Specialty Retail Total		866,248
	CONSUMER DISCRETIONARY TOTAL		3,036,025
CONSUMER STAPLES – 9.2%
Food & Staples Retailing – 5.5%
	Walgreen Co.	19,700	839,417
	Wal-Mart Stores, Inc.	23,870	1,250,788
	Food & Staples Retailing Total		2,090,205
Household Products – 3.7%
	Colgate-Palmolive Co.	9,800	514,892
	Procter & Gamble Co.	17,200	915,556
	Household Products Total		1,430,448
	CONSUMER STAPLES TOTAL		3,520,653
ENERGY – 8.2%
Energy Equipment & Services – 2.8%
	Nabors Industries Ltd. (a)	11,200	564,480
	Schlumberger Ltd.	7,500	510,300
	Energy Equipment & Services Total		1,074,780
Oil & Gas – 5.4%
	Apache Corp.	16,000	870,720
	Exxon Mobil Corp.	23,800	1,228,080
		Oil & Gas Total	2,098,800
	ENERGY TOTAL		3,173,580
FINANCIALS – 16.1%
Capital Markets – 4.7%
	Lehman Brothers Holdings, Inc.	9,900	902,781
	Merrill Lynch & Co., Inc.	15,200	913,064
	Capital Markets Total		1,815,845

1

		Shares	Value ($)
Common Stocks – 98.3%
FINANCIALS – (continued)
Commercial Banks – 2.5%
	Bank of America Corp. (b)	20,600	955,222
	Commercial Banks Total		955,222
Diversified Financial Services – 1.4%
	Citigroup, Inc.	10,800	529,740
	Diversified Financial Services Total		529,740
Insurance – 6.5%
	American International Group, Inc.	15,663	1,038,300
	Chubb Corp.	8,350	621,908
	RenaissanceRe Holdings Ltd.	16,650	835,997
	Insurance Total		2,496,205
Thrifts & Mortgage Finance – 1.0%
	Fannie Mae	6,185	399,427
	Thrifts & Mortgage Finance Total		399,427
	FINANCIALS TOTAL		6,196,439
HEALTH CARE – 18.6%
Biotechnology – 2.3%
	Amgen, Inc. (a)	14,400	896,256
	Biotechnology Total		896,256
Health Care Equipment & Supplies – 7.7%
	Kinetic Concepts, Inc. (a)	11,800	767,000
	Medtronic, Inc.	12,500	656,125
	St. Jude Medical, Inc. (a)	19,200	754,176
	Zimmer Holdings, Inc. (a)	9,900	780,615
	Health Care Equipment & Supplies Total		2,957,916
Health Care Providers & Services – 4.7%
	Caremark Rx, Inc. (a)	26,000	1,016,600
	Express Scripts, Inc. (a)	10,400	771,576
	Health Care Providers & Services Total		1,788,176
Pharmaceuticals – 3.9%
	Schering-Plough Corp.	41,000	760,960
	Teva Pharmaceutical Industries Ltd., ADR	25,800	741,234
	Pharmaceuticals Total		1,502,194
	HEALTH CARE TOTAL		7,144,542
INDUSTRIALS – 13.8%
Aerospace & Defense – 1.2%
	Goodrich Corp.	13,500	463,050
	Aerospace & Defense Total		463,050

2

		Shares	Value ($)
Common Stocks – 98.3%
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.4%
	Waste Management, Inc.	18,900	548,100
	Commercial Services & Supplies Total		548,100
Electrical Equipment – 2.3%
	Emerson Electric Co.	13,100	880,844
	Electrical Equipment Total		880,844
Industrial Conglomerates – 4.8%
	General Electric Co.	50,500	1,824,565
	Industrial Conglomerates Total		1,824,565
Machinery – 4.1%
	Eaton Corp.	12,300	836,277
	Illinois Tool Works, Inc.	8,600	748,028
	Machinery Total		1,584,305
	INDUSTRIALS TOTAL		5,300,864
INFORMATION TECHNOLOGY – 22.8%
Communications Equipment – 1.7%
	Cisco Systems, Inc. (a)	36,395	656,566
	Communications Equipment Total		656,566
Computers & Peripherals – 9.1%
	Apple Computer, Inc. (a)	9,500	730,550
	Dell, Inc. (a)	16,500	689,040
	EMC Corp. (a)	54,000	707,400
	Lexmark International, Inc., Class A (a)	11,700	975,195
	Network Appliance, Inc. (a)	12,200	388,448
	Computers & Peripherals Total		3,490,633
IT Services – 2.1%
	Affiliated Computer Services, Inc., Class A (a)	15,000	812,850
	IT Services Total		812,850
Semiconductors & Semiconductor Equipment – 3.5%
	Intel Corp.	24,500	550,025
	Maxim Integrated Products, Inc.	9,800	382,298
	Microchip Technology, Inc.	14,900	388,145
	Semiconductors & Semiconductor Equipment Total		1,320,468
Software – 6.4%
	Electronic Arts, Inc. (a)	12,600	810,684
	Microsoft Corp.	41,600	1,093,248

3

		Shares	Value ($)
Common Stocks – 98.3%
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	24,000	560,400
		Software Total	2,464,332
	INFORMATION TECHNOLOGY TOTAL		8,744,849
MATERIALS – 1.7%
Chemicals – 1.7%
	Ecolab, Inc.	19,400	652,810
		Chemicals Total	652,810
	MATERIALS TOTAL		652,810

	Total Common Stocks (cost of $32,695,384)		37,769,762

		Par ($)
Short-Term Obligation – 1.9%

	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/05, due 02/01/05 at 2.360%, collateralized by a U.S. Treasury Bond maturing 08/15/13, market value of $734,938 (repurchase proceeds $717,047)	717,000	717,000

	Total Short-Term Obligation (cost of $717,000)		717,000

	Total Investments – 100.2% (cost of $33,412,384)(c)(d)		38,486,762

	Other Assets & Liabilities, Net – (0.2)%		(81,072)

	Net Assets – 100.0%		38,405,690

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

4

(b)	Investments in affiliates as of January 31, 2005: Security name: Bank of America Corp.
	Shares as of 10/31/04:	20,600
	Shares purchased:	—
	Shares sold:	—
	Shares as of 01/31/05:	20,600
	Net realized gain:	$—
	Dividend income earned:	$—
	Value at end of period:	$955,222

(c)	Cost for federal income tax purposes is $33,412,384.

(d)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,573,737	$(1,499,359)	$5,074,378

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Tax-Managed Value Fund

		Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 8.6%
Hotels, Restaurants & Leisure – 1.4%
	Harrah’s Entertainment, Inc.	4,034	255,110
	McDonald’s Corp.	23,542	762,525
	Hotels, Restaurants & Leisure Total		1,017,635
Media – 3.8%
	Clear Channel Communications, Inc.	9,475	307,274
	Comcast Corp., Class A (a)	11,255	362,299
	McGraw-Hill Companies, Inc.	10,156	919,118
	Time Warner, Inc. (a)	47,916	862,488
	Viacom, Inc., Class A	9,168	344,992
		Media Total	2,796,171
Multiline Retail – 1.1%
	Federated Department Stores, Inc.	10,471	594,753
	May Department Stores Co.	6,987	236,859
	Multiline Retail Total		831,612
Specialty Retail – 2.3%
	Home Depot, Inc.	13,502	557,093
	Limited Brands	17,765	421,030
	Office Depot, Inc. (a)	43,944	759,792
	Specialty Retail Total		1,737,915
	CONSUMER DISCRETIONARY TOTAL		6,383,333
CONSUMER STAPLES – 10.5%
Beverages – 1.9%
	PepsiCo, Inc.	26,629	1,429,977
	Beverages Total		1,429,977
Food Products – 2.1%
	ConAgra Foods, Inc.	12,908	380,786
	Hershey Foods Corp.	3,462	202,492
	Kraft Foods, Inc., Class A	29,514	1,002,886
	Food Products Total		1,586,164
Household Products – 3.7%
	Clorox Co.	12,997	772,282
	Kimberly-Clark Corp.	15,406	1,009,247
	Procter & Gamble Co.	18,264	972,193
	Household Products Total		2,753,722
Personal Products – 1.2%
	Gillette Co.	17,118	868,225
	Personal Products Total		868,225
Tobacco – 1.6%
	Altria Group, Inc.	15,136	966,131

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	UST, Inc.	3,961	200,664
	Tobacco Total		1,166,795
	CONSUMER STAPLES TOTAL		7,804,883
ENERGY – 13.7%
Energy Equipment & Services – 1.6%
	Halliburton Co.	24,317	1,000,158
	National-Oilwell, Inc. (a)	5,256	193,842
	Energy Equipment & Services Total		1,194,000
Oil & Gas – 12.1%
	BP PLC, ADR	34,806	2,075,134
	ChevronTexaco Corp.	7,596	413,222
	ConocoPhillips	26,307	2,441,026
	Exxon Mobil Corp.	55,617	2,869,837
	Marathon Oil Corp.	9,857	381,762
	Royal Dutch Petroleum Co., N.Y. Registered Shares	13,321	778,879
	Oil & Gas Total		8,959,860
	ENERGY TOTAL		10,153,860
FINANCIALS – 31.0%
Capital Markets – 3.9%
	Bank of New York Co., Inc.	31,425	933,637
	Goldman Sachs Group, Inc.	6,733	726,154
	Janus Capital Group, Inc.	23,340	346,132
	Morgan Stanley	6,892	385,676
	State Street Corp.	11,056	495,420
	Capital Markets Total		2,887,019
Commercial Banks – 7.5%
	National City Corp.	19,539	694,611
	PNC Financial Services Group, Inc.	6,639	357,643
	U.S. Bancorp	56,867	1,708,853
	Wachovia Corp.	21,513	1,179,988
	Wells Fargo & Co.	26,565	1,628,435
	Commercial Banks Total		5,569,530
Consumer Finance – 0.8%
	MBNA Corp.	22,733	604,243
	Consumer Finance Total		604,243
Diversified Financial Services – 7.3%
	Citigroup, Inc.	67,980	3,334,419

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	JPMorgan Chase & Co.	55,789	2,082,603
	Diversified Financial Services Total		5,417,022
Insurance – 8.0%
	AFLAC, Inc.	11,096	438,403
	Ambac Financial Group, Inc.	9,853	757,499
	American International Group, Inc.	22,731	1,506,838
	Chubb Corp.	5,343	397,947
	Hartford Financial Services Group, Inc.	9,459	636,496
	Lincoln National Corp.	19,952	920,585
	Willis Group Holdings Ltd.	10,263	396,973
	XL Capital Ltd., Class A	11,322	846,659
	Insurance Total		5,901,400
Real Estate – 1.8%
	Archstone-Smith Trust, REIT	13,344	457,699
	AvalonBay Communities, Inc., REIT	6,112	409,015
	Kimco Realty Corp., REIT	9,117	483,019
	Real Estate Total		1,349,733
Thrifts & Mortgage Finance – 1.7%
	Countrywide Financial Corp.	14,332	530,284
	Freddie Mac	11,385	743,327
	Thrifts & Mortgage Finance Total		1,273,611
	FINANCIALS TOTAL		23,002,558
HEALTH CARE – 4.3%
Health Care Providers & Services – 1.6%
	Aetna, Inc.	7,475	949,699
	CIGNA Corp.	2,386	191,476
	Health Care Providers & Services Total		1,141,175
Pharmaceuticals – 2.7%
	Bristol-Myers Squibb Co.	13,822	323,988
	Johnson & Johnson	9,043	585,082
	Merck & Co., Inc.	16,383	459,543
	Pfizer, Inc.	26,617	643,067
	Pharmaceuticals Total		2,011,680
	HEALTH CARE TOTAL		3,152,855
INDUSTRIALS – 12.0%
Aerospace & Defense – 3.2%
	General Dynamics Corp.	9,431	973,751
	United Technologies Corp.	13,831	1,392,505
	Aerospace & Defense Total		2,366,256

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.9%
	Cendant Corp.	16,972	399,691
	Republic Services, Inc.	6,552	216,019
	Waste Management, Inc.	27,463	796,427
	Commercial Services & Supplies Total		1,412,137
Industrial Conglomerates – 5.4%
	General Electric Co.	72,612	2,623,472
	Textron, Inc.	18,680	1,344,586
	Industrial Conglomerates Total		3,968,058
Machinery – 1.5%
	Deere & Co.	7,909	549,122
	Eaton Corp.	8,553	581,518
	Machinery Total		1,130,640
	INDUSTRIALS TOTAL		8,877,091
INFORMATION TECHNOLOGY – 5.7%
Communications Equipment – 1.1%
	Nokia Oyj, ADR	53,528	817,908
	Communications Equipment Total		817,908
Computers & Peripherals – 2.1%
	International Business Machines Corp.	8,561	799,769
	Lexmark International, Inc., Class A (a)	9,273	772,904
	Computers & Peripherals Total		1,572,673
IT Services – 1.3%
	Accenture Ltd., Class A (a)	37,666	981,199
	IT Services Total		981,199
Office Electronics – 0.7%
	Xerox Corp. (a)	34,669	550,544
	Office Electronics Total		550,544
Software – 0.5%
	Microsoft Corp.	12,655	332,574
	Software Total		332,574
	INFORMATION TECHNOLOGY TOTAL		4,254,898
MATERIALS – 3.3%
Chemicals – 1.5%
	Air Products & Chemicals, Inc.	19,318	1,138,023
	Chemicals Total		1,138,023
Paper & Forest Products – 1.8%
	MeadWestvaco Corp.	24,616	711,156

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Weyerhaeuser Co.	9,806	611,895
	Paper & Forest Products Total		1,323,051
	MATERIALS TOTAL		2,461,074
TELECOMMUNICATION SERVICES – 4.5%
Diversified Telecommunication Services – 4.5%
	BellSouth Corp.	21,793	571,848
	SBC Communications, Inc.	63,624	1,511,706
	Verizon Communications, Inc.	34,686	1,234,475
	Diversified Telecommunication Services Total		3,318,029
	TELECOMMUNICATION SERVICES TOTAL		3,318,029
UTILITIES – 5.5%
Electric Utilities – 5.5%
	American Electric Power Co., Inc.	10,932	385,353
	Entergy Corp.	11,382	791,277
	Exelon Corp.	13,434	594,454
	FPL Group, Inc.	4,971	380,977
	PG&E Corp. (a)	12,146	425,110
	TXU Corp.	21,329	1,475,967
	Electric Utilities Total		4,053,138
	UTILITIES TOTAL		4,053,138

	Total Common Stocks (cost of $58,761,749)		73,461,719
Investment Company – 1.2%
	iShares Russell 1000 Value Index Fund	13,724	894,942

	Total Investment Company (cost of $829,823)		894,942

	Total Investments – 100.3% (cost of $59,591,572)(b)(c)		74,356,661

	Other Assets & Liabilities, Net – (0.3)%		(247,812)

	Net Assets – 100.0%		74,108,849

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $59,591,572.

(c)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$16,044,299	$(1,279,210)	$14,765,089

Acronym	Name

ADR	American Depositary Receipt

Item 2.  Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 30, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 30, 2005